SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended	9 Months Ended			1 Months Ended		1 Months Ended		6 Months Ended		9 Months Ended			1 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012 Weld County Colorado [Member]	Sep. 07, 2012 Weld County Colorado [Member] acre	Sep. 30, 2012 Weld County Colorado [Member] Minimum [Member]	Sep. 30, 2012 Weld County Colorado [Member] Maximum [Member]	Sep. 30, 2012 Morgan County Colorado [Member]	Sep. 07, 2012 Morgan County Colorado [Member] acre	Dec. 31, 2012 Archer County Texas [Member] acre	Dec. 31, 2012 Archer County Texas [Member] Members of the Board [Member]	Dec. 31, 2012 Archer County Texas [Member] Three Forks LLC [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] acre	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] acre	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] acre
Significant Acquisitions [LineItems]
Number of wells						5					9
Working interest							10.12%	10.50%	76.25%		100.00%	3.00%	87.00%	37.50%	37.50%	37.50%
Value of oil and gas property					$ 1,477,990				$ 14,000
Acres of undeveloped leaseholds						320				120				1,955		1,955
Shares issued in acquisition									700,000
Share price										$ 2
Value of shares issued in acquisition										1,400,000
Liabilities assumed										91,990				281,962	281,962	281,962
Escrow			55,081	55,122
Escrow funding for legal services										55,000
Proceeds from sale of disposal group held for sale		1,600,000			1,600,000
Gross acres											320
Net acres											290				1,900,000
Payment to acquire property																3,842,143
Total working interest per participation agreement															75.00%	75.00%
(Loss) Per Share
Antidilutive shares - options, warrants, and contingent shares		5,044,395
Property and Equipment
Capitalized costs inlcuded in amortization base		4,338,489
Depreciation and amortization	49,960	117,725	55,878
Going Concern and Managements' Plans
Accumulated deficit		2,099,834	981,287
Current assets		2,469,810	620,028
Cash and cash equivalents	475,940	2,033,179	492,729
Current liabilities		$ 4,566,244	$ 49,110